Employee Benefit Plans (Details) (USD $)	12 Months Ended	0 Months Ended
	Jan. 03, 2015	Mar. 25, 2008	Mar. 26, 2008
Long-Term Incentive Plans
Unrecognized compensation cost related to nonvested share-based compensation arrangements	$ 22,700,000
Weighted-average period over which unrecognized compensation cost is expected to be recognized	1 year 6 months
Nonemployee director | Restricted stock units
Long-Term Incentive Plans
Vesting period	1 year
Value of awards granted	$ 120,000
2008 LTIP
Long-Term Incentive Plans
Number of common shares reserved for issuance	4,685,030
Term of award under the plan	10 years
Vesting period		3 years
Initial LTIP
Long-Term Incentive Plans
Term of award under the plan		10 years
Number of outstanding awards			60,085
Nonemployee Plan
Long-Term Incentive Plans
Percentage of options granted that became exercisable on first anniversary of the date of grant		50.00%
Options granted that became exercisable on second and third anniversary of the date of grant		25.00%
Number of installments in which options are exercisable		2
Number of outstanding awards			15,750
Nonemployee Plan | Minimum
Long-Term Incentive Plans
Vesting period		3 years
Nonemployee Plan | Maximum
Long-Term Incentive Plans
Vesting period		5 years